UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22791

 NAME OF REGISTRANT:                     DoubleLine Income Solutions
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 2002 N. Tampa St. Suite 200
                                         Tampa, FL 33602

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell,
                                         c/o DoubleLine Capital LP
                                         2002 N. Tampa St. Suite 200
                                         Tampa, FL 33602

 REGISTRANT'S TELEPHONE NUMBER:          213-633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2021 - 06/30/2022


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

DoubleLine Income Solutions Fund
--------------------------------------------------------------------------------------------------------------------------
 CALFRAC WELL SERVICES LTD.                                                                  Agenda Number:  935604822
--------------------------------------------------------------------------------------------------------------------------
        Security:  129584405
    Meeting Type:  Annual and Special
    Meeting Date:  03-May-2022
          Ticker:  CFWFF
            ISIN:  CA1295844056
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       Ronald P. Mathison                                        Mgmt          For                            For
       Douglas R. Ramsay                                         Mgmt          For                            For
       Lindsay R. Link                                           Mgmt          For                            For
       George S. Armoyan                                         Mgmt          For                            For
       Anuroop Duggal                                            Mgmt          For                            For
       Pat Powell                                                Mgmt          For                            For
       Chetan Mehta                                              Mgmt          For                            For
       Charles Pellerin                                          Mgmt          For                            For

2      To appoint PricewaterhouseCoopers LLP as                  Mgmt          For                            For
       auditors of the Company.

3      To approve a special resolution terminating               Mgmt          For                            For
       the Shareholder Rights Plan dated as of
       December 18, 2020, between the Company and
       Computershare Trust Company of Canada (the
       "Rights Plan"), as set forth in the Notice
       of Meeting and Management Information
       Circular.




--------------------------------------------------------------------------------------------------------------------------
 FRONTERA ENERGY CORPORATION                                                                 Agenda Number:  935608488
--------------------------------------------------------------------------------------------------------------------------
        Security:  35905B107
    Meeting Type:  Annual and Special
    Meeting Date:  18-May-2022
          Ticker:  FECCF
            ISIN:  CA35905B1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To set the number of Directors at 7.                      Mgmt          For                            For

2      DIRECTOR
       L. F. Alarcon Mantilla                                    Mgmt          For                            For
       W. Ellis Armstrong                                        Mgmt          For                            For
       Rene Burgos Diaz                                          Mgmt          For                            For
       O. Cabrales Segovia                                       Mgmt          For                            For
       Gabriel de Alba                                           Mgmt          For                            For
       Russell Ford                                              Mgmt          For                            For
       Veronique Giry                                            Mgmt          For                            For

3      Appointment of Ernst & Young LLP as                       Mgmt          For                            For
       Auditors of the Corporation for the ensuing
       year and authorizing the Directors to fix
       their remuneration.

4      To pass an ordinary resolution to amend and               Mgmt          For                            For
       restate the shareholder rights plan
       agreement of the Corporation as more
       particularly described in the accompanying
       Management Information Circular. Two
       separate votes will be conducted by ballot
       on this resolution: one whereby all
       shareholders are entitled to vote, and one
       whereby all shareholders are entitled to
       vote EXCEPT any shareholder of the
       Corporation that, as of the date of the
       Management Information Circular, does not
       qualify as an Independent Shareholder, as
       that term is defined in the amended and
       restated shareholder rights plan agreement
       of the Corporation. To the knowledge of the
       Corporation, as of the date of the
       Management Information Circular, The
       Catalyst Capital Group Inc is the only
       shareholder of the Corporation that is not
       an independent Shareholder.

5      To pass an ordinary resolution to amend and               Mgmt          For                            For
       restate the security-based compensation
       plan of the Corporation as more
       particularly described in the accompanying
       Management Information Circular.


--------------------------------------------------------------------------------------------------------------------------
 MCDERMOTT INTERNATIONAL, LTD                                                                Agenda Number:  935630043
--------------------------------------------------------------------------------------------------------------------------
        Security:  G5924V106
    Meeting Type:  Annual
    Meeting Date:  14-Jun-2022
          Ticker:  MCDIF
            ISIN:  BMG5924V1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To appoint Michael McKelvy as Chairman of                 Mgmt          Against                        Against
       the 2022 Annual General Meeting of Members.

2.     DIRECTOR
       Craig Broderick                                           Mgmt          For                            For
       Neil Bruce                                                Mgmt          For                            For
       Barbara Duganier                                          Mgmt          For                            For
       Andrew Gould                                              Mgmt          For                            For
       Alan Hirshberg                                            Mgmt          For                            For
       Nils Larsen                                               Mgmt          For                            For
       Lee McIntire                                              Mgmt          For                            For
       Michael McKelvy                                           Mgmt          For                            For
       Paul Soldatos                                             Mgmt          For                            For

3.     To approve amendments to Bye-Law 31 of the                Mgmt          For                            For
       Amended and Restated Bye-Laws of McDermott
       International, Ltd.

4.     To appoint Ernst & Young LLP as the Auditor               Mgmt          For                            For
       of McDermott International, Ltd for a term
       extending until the close of the 2023
       Annual General Meeting of Members and give
       the Audit Committee of the Board of
       Directors the authority to set the
       remuneration of the Company's Auditor.




--------------------------------------------------------------------------------------------------------------------------
 MORGAN STANLEY INSTITUTIONAL LIQUIDITY                                                      Agenda Number:  935543391
--------------------------------------------------------------------------------------------------------------------------
        Security:  61747C707
    Meeting Type:  Special
    Meeting Date:  31-Mar-2022
          Ticker:  MVRXX
            ISIN:  US61747C7074
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Nancy C. Everett                                          Mgmt          For                            For
       Jakki L. Haussler                                         Mgmt          For                            For
       Patricia A. Maleski                                       Mgmt          For                            For
       Frances L. Cashman                                        Mgmt          For                            For
       Eddie A. Grier                                            Mgmt          For                            For


--------------------------------------------------------------------------------------------------------------------------
 PETRA DIAMONDS LTD                                                                          Agenda Number:  715099772
--------------------------------------------------------------------------------------------------------------------------
        Security:  G70278208
    Meeting Type:  SGM
    Meeting Date:  09-Feb-2022
          Ticker:
            ISIN:  BMG702782084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      THAT, THE TRANSACTION ON THE TERMS                        Mgmt          No vote
       SUMMARISED IN PART I ("LETTER FROM THE
       CHAIRMAN") OF THE CIRCULAR (AS DEFINED
       BELOW), BE AND IS HEREBY APPROVED FOR THE
       PURPOSES OF CHAPTER 11 OF THE UK LISTING
       RULES AND THE DIRECTORS OF THE COMPANY BE
       AND ARE HEREBY AUTHORISED TO DO ALL SUCH
       ACTS AND THINGS AND EXECUTE ALL SUCH
       DOCUMENTS AS THEY MAY IN THEIR ABSOLUTE
       DISCRETION CONSIDER NECESSARY AND/OR
       DESIRABLE IN ORDER TO IMPLEMENT AND
       COMPLETE THE TRANSACTION

CMMT   DUE TO COVID-19 PANDEMIC, NO GUESTS WILL BE               Non-Voting
       ALLOWED ENTRY TO THE MEETING, SO ATTENDANCE
       WILL BE RESTRICTED TO SHAREHOLDERS OR THEIR
       PROXIES. ELECTRONIC AND PROXY VOTING ARE
       ENCOURAGED. THANK YOU


--------------------------------------------------------------------------------------------------------------------------
 SUMMIT MIDSTREAM PARTNERS, LP                                                               Agenda Number:  935586113
--------------------------------------------------------------------------------------------------------------------------
        Security:  866142409
    Meeting Type:  Annual
    Meeting Date:  24-Jun-2022
          Ticker:  SMLP
            ISIN:  US8661424098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Lee Jacobe                                                Mgmt          For                            For
       Jerry L. Peters                                           Mgmt          For                            For

2.     Approval of the Summit Midstream Partners,                Mgmt          For                            For
       LP 2022 Long-Term Incentive Plan.

3.     Ratification of Independent Accounting                    Mgmt          For                            For
       Firm.

4.     Approval of the Advisory Resolution on                    Mgmt          For                            For
       Executive Compensation.

5.     Advisory Vote on Frequency of Future                      Mgmt          1 Year                         For
       Advisory Votes on Executive Compensation.




--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL PLC                                                               Agenda Number:  935619506
--------------------------------------------------------------------------------------------------------------------------
        Security:  G48833118
    Meeting Type:  Annual
    Meeting Date:  02-Jun-2022
          Ticker:  WFRD
            ISIN:  IE00BLNN3691
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Benjamin C. Duster,                 Mgmt          For                            For
       IV

1b.    Election of Director: Neal P. Goldman                     Mgmt          For                            For

1c.    Election of Director: Jacqueline C.                       Mgmt          For                            For
       Mutschler

1d.    Election of Director: Girishchandra K.                    Mgmt          For                            For
       Saligram

1e.    Election of Director: Charles M. Sledge                   Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       the Company's independent registered public
       accounting firm and auditor for the
       financial year ending December 31, 2022 and
       KPMG Chartered Accountants, Dublin, as the
       Company's statutory auditor under Irish law
       to hold office until the close of the 2023
       AGM, and to authorize the Board of
       Directors of the Company, acting through
       the Audit Committee, to determine the
       auditors' remuneration.

3.     To approve, in an advisory vote, the                      Mgmt          For                            For
       compensation of our named executive
       officers.

4.     To recommend, in an advisory vote, whether                Mgmt          1 Year                         For
       a shareholder vote to approve the
       compensation of our named executive
       officers should occur every 1, 2 or 3
       years.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Income Solutions Fund
By (Signature)       /s/ Ronald R Redell
Name                 Ronald R Redell
Title                President
Date                 08/30/2022